Overview and Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2018
Computer equipment, software & website development costs | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year
Computer equipment, software & website development costs | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Building and building improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	30 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years